Cash and Cash Equivalents and Margin Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Margin Cash [Line Items]
Revolving credit facilities		$ 2,900,000	$ 2,900,000	$ 2,800,000
Forecast [Member]
Cash and Cash Equivalents and Margin Cash [Line Items]
Revolving credit facilities	$ 2,900,000
BR [Member]
Cash and Cash Equivalents and Margin Cash [Line Items]
Revolving credit facilities		$ 450,000	$ 450,000	$ 450,000